SHARE-BASED COMPENSATION - Schedule Of Stock-Based Compensation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 1,056,967	¥ 692,204	¥ 1,923,646
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses	46,395	39,587	31,467
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	262,431	170,366	73,733
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	418,769	284,323	137,820
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 329,372	¥ 197,928	¥ 1,680,626